Cover	Aug. 08, 2022
Entity Information [Line Items]
Entity Registrant Name	VIVINT SMART HOME, INC.
Entity File Number	001-38246
Entity Tax Identification Number	98-1380306
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Aug. 08, 2022
Entity Address, Address Line One	4931 North 300 West
Entity Address, City or Town	Provo
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84604
City Area Code	801
Local Phone Number	377-9111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001713952
Amendment Flag	false
Class A common stock, par value $0.0001 per share
Entity Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	VVNT
Title of 12(b) Security	Class A common stock, par value $0.0001 per share